December 31, 2001	• Pacific Select Fund • Pacific Select Exec Separate Account of Pacific Life Insurance Company

Annual
    Reports

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-5
Statements of Changes in Net Assets	C-9
Financial Highlights	D-1
Notes to Financial Statements	E-1
Independent Auditors’ Report	F-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
Chairman’s Letter	G-1
Financial Statements:
Statement of Assets and Liabilities	H-1
Statement of Operations	H-5
Statement of Changes in Net Assets	H-9
Notes to Financial Statements	I-1
Independent Auditors’ Report	J-1

Dear Pacific Life Variable Universal Life Insurance Policy Owner:

We are pleased to share with you the 2001 Annual Report of the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life Insurance Company (“Pacific Life”).

The Separate Account supports your Pacific Life Variable Universal Life Insurance Policy (“the Policy”). The Separate Account is divided into subaccounts, called Variable Accounts.

If you have any questions, please contact your Registered Representative, or call Pacific Life’s Marketing Department at our toll free number 1-800-800-7681.

Sincerely,

Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Life Insurance Company

G-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account	Health Sciences Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$21,810

Aggressive Growth Portfolio		$5,514

Emerging Markets Portfolio			$20,822

Diversified Research Portfolio				$21,942

Small-Cap Equity Portfolio					$234,944

International Large-Cap Portfolio						$32,280

I-Net Tollkeeper Portfolio							$4,057

Financial Services Portfolio								$2,685

Health Sciences Portfolio									$5,978

Receivables:

Due from Pacific Life Insurance Company		12		19		60	11	2	27

Fund shares redeemed			61		124

Total Assets	21,810	5,526	20,883	21,961	235,068	32,340	4,068	2,687	6,005

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	5		61		124

Fund shares purchased	6	12		19		76	11	2	27

Total Liabilities	11	12	61	19	124	76	11	2	27

NET ASSETS	$21,799	$5,514	$20,822	$21,942	$234,944	$32,264	$4,057	$2,685	$5,978

Shares Owned in each Portfolio	2,680	687	3,391	2,058	13,500	5,077	905	290	648

Cost of Investments	$23,865	$5,961	$19,146	$21,915	$277,137	$32,667	$5,438	$2,691	$5,869

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

ASSETS

Investments:

Technology Portfolio	$3,903

Telecommunications Portfolio		$765

Multi-Strategy Portfolio			$156,631

Equity Income Portfolio				$195,359

Strategic Value Portfolio					$3,292

Growth LT Portfolio						$346,026

Focused 30 Portfolio							$1,890

Mid-Cap Value Portfolio								$72,026

International Value Portfolio									$170,228

Receivables:

Due from Pacific Life Insurance Company		5			21	92	9	95	185

Fund shares redeemed	1		5,485	15

Total Assets	3,904	770	162,116	195,374	3,313	346,118	1,899	72,121	170,413

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	1		5,485	15

Fund shares purchased		5			21	96	9	103	184

Total Liabilities	1	5	5,485	15	21	96	9	103	184

NET ASSETS	$3,903	$765	$156,631	$195,359	$3,292	$346,022	$1,890	$72,018	$170,229

Shares Owned in each Portfolio	661	144	10,572	9,312	375	18,615	266	5,085	14,115

Cost of Investments	$3,903	$732	$164,496	$228,996	$3,424	$581,272	$2,041	$67,814	$217,163

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Account (1)	Managed Bond Variable Account	Money Market Variable Account

ASSETS

Investments:

Capital Opportunities Portfolio	$8,503

Mid-Cap Growth Portfolio		$5,948

Global Growth Portfolio			$967

Equity Index Portfolio				$426,520

Small-Cap Index Portfolio					$35,837

REIT Portfolio						$21,181

Inflation Managed Portfolio (1)							$42,398

Managed Bond Portfolio								$206,821

Money Market Portfolio									$227,673

Receivables:

Due from Pacific Life Insurance Company	7	22	4	83	92		28	404	370

Fund shares redeemed						5

Total Assets	8,510	5,970	971	426,603	35,929	21,186	42,426	207,225	228,043

LIABILITIES

Payables:

Due to Pacific Life Insurance Company						5

Fund shares purchased	7	22	4	82	92		31	399	369

Total Liabilities	7	22	4	82	92	5	31	399	369

NET ASSETS	$8,503	$5,948	$967	$426,521	$35,837	$21,181	$42,395	$206,826	$227,674

Shares Owned in each Portfolio	1,008	733	114	14,437	3,477	1,655	3,951	18,753	22,566

Cost of Investments	$9,277	$5,613	$999	$451,571	$37,509	$20,046	$41,690	$202,723	$227,888

(1)	Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV

ASSETS

Investments:

High Yield Bond Portfolio	$54,146

Equity Portfolio		$53,102

Aggressive Equity Portfolio			$30,701

Large-Cap Value Portfolio				$74,923

Brandes International Equity Portfolio					$24,187

Turner Core Growth Portfolio						$11,356

Frontier Capital Appreciation Portfolio							$19,940

Clifton Enhanced U.S. Equity Portfolio								$11,335

Receivables:

Due from Pacific Life Insurance Company		36	12	274	18

Fund shares redeemed	4						27	7

Total Assets	54,150	53,138	30,713	75,197	24,205	11,356	19,967	11,342

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	3						27	7

Fund shares purchased		36	12	282	18

Total Liabilities	3	36	12	282	18		27	7

NET ASSETS	$54,147	$53,102	$30,701	$74,915	$24,187	$11,356	$19,940	$11,335

Shares Owned in each Portfolio	7,663	2,764	3,347	6,385	1,955	847	1,178	836

Cost of Investments	$59,851	$79,382	$40,788	$78,896	$28,329	$15,716	$19,287	$13,779

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)

INVESTMENT INCOME

Dividends	$14		$31	$26	$37,839	$218		$7

Net Investment Income	14		31	26	37,839	218		7

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(70)	($133)	(10,792)	(133)	(68,486)	(6,365)	($2,791)	(36)	$44

Net unrealized appreciation (depreciation) on investments	(2,054)	(447)	9,305	14	24,790	1,397	856	(7)	109

Net Realized and Unrealized Gain (Loss) on Investments	(2,124)	(580)	(1,487)	(119)	(43,696)	(4,968)	(1,935)	(43)	153

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,110)	($580)	($1,456)	($93)	($5,857)	($4,750)	($1,935)	($36)	$153

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INVESTMENT INCOME

Dividends		$1	$4,250	$3,839	$11	$67,117	$1	$1,610	$4,872

Net Investment Income		1	4,250	3,839	11	67,117	1	1,610	4,872

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	($1,025)	(232)	2,814	5,623	(168)	12,936	(222)	1,646	(11,754)

Net unrealized appreciation (depreciation) on investments		33	(8,595)	(29,183)	(121)	(227,892)	(1)	2,200	(38,846)

Net Realized and Unrealized Gain (Loss) on Investments	(1,025)	(199)	(5,781)	(23,560)	(289)	(214,956)	(223)	3,846	(50,600)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,025)	($198)	($1,531)	($19,721)	($278)	($147,839)	($222)	$5,456	($45,728)

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (2)	Managed Bond Variable Account	Money Market Variable Account

INVESTMENT INCOME

Dividends	$10			$6,210	$1,861	$703	$1,359	$9,748	$8,530

Net Investment Income	10			6,210	1,861	703	1,359	9,748	8,530

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(228)	($745)	($15)	16,104	(693)	601	(29)	177	(153)

Net unrealized appreciation (depreciation) on investments	(774)	335	(33)	(79,415)	(408)	105	82	3,287	208

Net Realized and Unrealized Gain (Loss) on Investments	(1,002)	(410)	(48)	(63,311)	(1,101)	706	53	3,464	55

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($992)	($410)	($48)	($57,101)	$760	$1,409	$1,412	$13,212	$8,585

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV

INVESTMENT INCOME

Dividends	$4,974	$3,830		$1,836	$1,220	$13	$139	$495

Net Investment Income	4,974	3,830		1,836	1,220	13	139	495

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(3,013)	(11,055)	($3,000)	115	297	(2,816)	(4,760)	(536)

Net unrealized appreciation (depreciation) on investments	(1,328)	(8,440)	(3,044)	(4,813)	(4,705)	(708)	4,675	(1,060)

Net Realized and Unrealized Loss on Investments	(4,341)	(19,495)	(6,044)	(4,698)	(4,408)	(3,524)	(85)	(1,596)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$633	($15,665)	($6,044)	($2,862)	($3,188)	($3,511)	$54	($1,101)

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)	Health Sciences Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$14		$31	$26	$37,839	$218		$7

Net realized gain (loss) from security transactions	(70)	($133)	(10,792)	(133)	(68,486)	(6,365)	($2,791)	(36)	$44

Net unrealized appreciation (depreciation) on investments	(2,054)	(447)	9,305	14	24,790	1,397	856	(7)	109

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,110)	(580)	(1,456)	(93)	(5,857)	(4,750)	(1,935)	(36)	153

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	3,469	989	5,004	2,750	31,448	7,829	1,347	396	703

Transfers between variable accounts, net	22,184	5,556	(965)	15,217	(3,988)	14,059	(81)	2,497	5,413

Transfers—policy charges and deductions	(1,261)	(324)	(1,786)	(764)	(16,016)	(2,550)	(582)	(133)	(241)

Transfers—surrenders	(143)	(19)	(785)	(588)	(8,737)	(1,344)	(85)	(18)	(23)

Transfers—other	(340)	(108)	(327)	(519)	(1,904)	(1,296)	(27)	(21)	(27)

Net Increase in Net Assets Derived from Policy Transactions	23,909	6,094	1,141	16,096	803	16,698	572	2,721	5,825

NET INCREASE (DECREASE) IN NET ASSETS	21,799	5,514	(315)	16,003	(5,054)	11,948	(1,363)	2,685	5,978

NET ASSETS

Beginning of Year			21,137	5,939	239,998	20,316	5,420

End of Year	$21,799	$5,514	$20,822	$21,942	$234,944	$32,264	$4,057	$2,685	$5,978

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income		$1	$4,250	$3,839	$11	$67,117	$1	$1,610	$4,872

Net realized gain (loss) from security transactions	($1,025)	(232)	2,814	5,623	(168)	12,936	(222)	1,646	(11,754)

Net unrealized appreciation (depreciation) on investments		33	(8,595)	(29,183)	(121)	(227,892)	(1)	2,200	(38,846)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,025)	(198)	(1,531)	(19,721)	(278)	(147,839)	(222)	5,456	(45,728)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	533	234	13,677	27,200	764	71,991	503	10,622	28,776

Transfers between variable accounts, net	4,642	808	6,932	(11,482)	2,204	(8,033)	700	39,918	(2,165)

Transfers—policy charges and deductions	(206)	(63)	(8,214)	(13,720)	(222)	(31,637)	(180)	(3,821)	(12,349)

Transfers—surrenders	(25)	(6)	(9,555)	(6,691)	(31)	(14,287)	(19)	(2,297)	(5,006)

Transfers—other	(16)	(10)	(1,782)	(3,194)	(24)	(5,117)	3	(1,359)	(1,679)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,928	963	1,058	(7,887)	2,691	12,917	1,007	43,063	7,577

NET INCREASE (DECREASE) IN NET ASSETS	3,903	765	(473)	(27,608)	2,413	(134,922)	785	48,519	(38,151)

NET ASSETS

Beginning of Year			157,104	222,967	879	480,944	1,105	23,499	208,380

End of Year	$3,903	$765	$156,631	$195,359	$3,292	$346,022	$1,890	$72,018	$170,229

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (2)	Managed Bond Variable Account	Money Market Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$10			$6,210	$1,861	$703	$1,359	$9,748	$8,530

Net realized gain (loss) from security transactions	(228)	($745)	($15)	16,104	(693)	601	(29)	177	(153)

Net unrealized appreciation (depreciation) on investments	(774)	335	(33)	(79,415)	(408)	105	82	3,287	208

Net Increase (Decrease) in Net Assets Resulting from Operations	(992)	(410)	(48)	(57,101)	760	1,409	1,412	13,212	8,585

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,350	1,109	135	82,811	3,609	3,940	6,292	24,814	295,870

Transfers between variable accounts, net	8,853	5,601	942	3,463	17,627	5,351	7,498	23,038	(239,807)

Transfers—policy charges and deductions	(488)	(247)	(43)	(32,661)	(1,510)	(1,443)	(2,702)	(11,435)	(21,449)

Transfers—surrenders	(46)	(62)	(14)	(14,259)	(601)	(580)	(1,209)	(5,935)	(11,483)

Transfers—other	(174)	(43)	(5)	(5,132)	(220)	(727)	(362)	(1,929)	(6,587)

Net Increase in Net Assets Derived from Policy Transactions	9,495	6,358	1,015	34,222	18,905	6,541	9,517	28,553	16,544

NET INCREASE (DECREASE) IN NET ASSETS	8,503	5,948	967	(22,879)	19,665	7,950	10,929	41,765	25,129

NET ASSETS

Beginning of Year				449,400	16,172	13,231	31,466	165,061	202,545

End of Year	$8,503	$5,948	$967	$426,521	$35,837	$21,181	$42,395	$206,826	$227,674

(1)	Operations commenced during 2001 (see Note 1 to Financial Statements).

(2)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$4,974	$3,830		$1,836	$1,220	$13	$139	$495

Net realized gain (loss) from security transactions	(3,013)	(11,055)	($3,000)	115	297	(2,816)	(4,760)	(536)

Net unrealized appreciation (depreciation) on investments	(1,328)	(8,440)	(3,044)	(4,813)	(4,705)	(708)	4,675	(1,060)

Net Increase (Decrease) in Net Assets Resulting from Operations	633	(15,665)	(6,044)	(2,862)	(3,188)	(3,511)	54	(1,101)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	7,576	14,123	7,605	11,740	6,296	3,330	3,306	2,644

Transfers between variable accounts, net	9,314	(1,791)	(2,146)	49,282	1,298	(434)	3,966	3,150

Transfers—policy charges and deductions	(3,393)	(5,205)	(2,914)	(4,255)	(1,400)	(813)	(1,034)	(598)

Transfers—surrenders	(2,019)	(1,534)	(1,081)	(1,217)	(1,198)	(264)	(515)	(470)

Transfers—other	(480)	(1,087)	(601)	(850)	(1,369)	(54)	(431)	(113)

Net Increase in Net Assets Derived from Policy Transactions	10,998	4,506	863	54,700	3,627	1,765	5,292	4,613

NET INCREASE (DECREASE) IN NET ASSETS	11,631	(11,159)	(5,181)	51,838	439	(1,746)	5,346	3,512

NET ASSETS

Beginning of Year	42,516	64,261	35,882	23,077	23,748	13,102	14,594	7,823

End of Year	$54,147	$53,102	$30,701	$74,915	$24,187	$11,356	$19,940	$11,335

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Emerging Markets Variable Account	Diversified Research Variable Account (1)	Small-Cap Equity Variable Account	International Large-Cap Variable Account (1)	I-Net Tollkeeper Variable Account (1)	Multi- Strategy Variable Account	Equity Income Variable Account	Strategic Value Variable Account (1)	Growth LT Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$12	$16	$22,131	$17		$15,492	$20,983	$1	$86,293

Net realized gain (loss) from security transactions	2,174	33	37,014	(899)	($39)	1,836	6,806		54,726

Net unrealized appreciation (depreciation) on investments	(12,692)	13	(130,859)	(1,783)	(2,237)	(16,234)	(43,571)	(11)	(277,267)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,506)	62	(71,714)	(2,665)	(2,276)	1,094	(15,782)	(10)	(136,248)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	5,600	834	38,899	4,114	1,210	15,754	33,109	52	84,921

Transfers between variable accounts, net	8,725	5,218	16,628	20,341	7,035	(1,013)	1,768	861	55,046

Transfers—policy charges and deductions	(1,542)	(157)	(14,915)	(794)	(272)	(6,614)	(11,919)	(8)	(30,926)

Transfers—surrenders	(570)	(3)	(12,744)	(114)	(13)	(2,799)	(6,034)		(17,105)

Transfers—other	(480)	(15)	(5,225)	(566)	(264)	(1,215)	(3,641)	(16)	(11,190)

Net Increase in Net Assets Derived from Policy Transactions	11,733	5,877	22,643	22,981	7,696	4,113	13,283	889	80,746

NET INCREASE (DECREASE) IN NET ASSETS	1,227	5,939	(49,071)	20,316	5,420	5,207	(2,499)	879	(55,502)

NET ASSETS

Beginning of Year	19,910		289,069			151,897	225,466		536,446

End of Year	$21,137	$5,939	$239,998	$20,316	$5,420	$157,104	$222,967	$879	$480,944

(1)
Operations commenced on January 4, 2000 for the Diversified Research Variable Account, January 3, 2000 for the International Large-Cap Variable Account, May 1, 2000 for the I-Net Tollkeeper Variable Account, and October 2, 2000 for the Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Focused 30 Variable Account (1)	Mid-Cap Value Variable Account	International Value Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	REIT Variable Account	Inflation Managed Variable Account (2)	Managed Bond Variable Account	Money Market Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$5	$192	$6,503	$9,274	$240	$406	$1,405	$8,482	$9,399

Net realized gain (loss) from security transactions	(4)	1,064	3,605	27,250	(19)	537	(359)	(737)	245

Net unrealized appreciation (depreciation) on investments	(150)	1,946	(35,319)	(81,837)	(1,931)	1,170	1,794	7,338	(175)

Net Increase (Decrease) in Net Assets Resulting from Operations	(149)	3,202	(25,211)	(45,313)	(1,710)	2,113	2,840	15,083	9,469

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	43	4,295	36,625	92,486	4,652	1,931	4,994	20,167	316,982

Transfers between variable accounts, net	1,263	12,071	2,733	13,565	8,085	7,479	4,631	26,330	(220,717)

Transfers—policy charges and deductions	(18)	(1,042)	(11,035)	(26,801)	(868)	(517)	(1,531)	(6,394)	(15,498)

Transfers—surrenders		(54)	(6,805)	(13,558)	(122)	(251)	(1,229)	(3,001)	(10,933)

Transfers—other	(34)	(181)	(3,276)	(5,544)	(291)	(167)	(457)	(1,321)	(7,804)

Net Increase in Net Assets Derived from Policy Transactions	1,254	15,089	18,242	60,148	11,456	8,475	6,408	35,781	62,030

NET INCREASE (DECREASE) IN NET ASSETS	1,105	18,291	(6,969)	14,835	9,746	10,588	9,248	50,864	71,499

NET ASSETS

Beginning of Year		5,208	215,349	434,565	6,426	2,643	22,218	114,197	131,046

End of Year	$1,105	$23,499	$208,380	$449,400	$16,172	$13,231	$31,466	$165,061	$202,545

(1)	Operations commenced on October 2, 2000.

(2)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Variable Account I	Variable Account II	Variable Account III	Variable Account IV

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$4,404	$4,305	$1,226	$217	$1,858	$1,826	$3,567	$1,054

Net realized gain (loss) from security transactions	(4,022)	4,154	1,368	785	305	1,170	1,545	318

Net unrealized appreciation (depreciation) on investments	(2,080)	(28,706)	(11,733)	781	(879)	(6,036)	(6,187)	(2,074)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,698)	(20,247)	(9,139)	1,783	1,284	(3,040)	(1,075)	(702)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	8,079	17,220	9,760	5,067	4,882	3,857	3,548	1,298

Transfers between variable accounts, net	(7,770)	14,858	6,623	12,710	9,591	(7,257)	5,683	2,156

Transfers—policy charges and deductions	(2,543)	(4,462)	(2,604)	(1,110)	(902)	(716)	(713)	(336)

Transfers—surrenders	(1,322)	(1,490)	(944)	(186)	(636)	(917)	(793)	(515)

Transfer—other	(262)	(1,217)	(849)	(565)	(398)	(447)	(519)	(83)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,818)	24,909	11,986	15,916	12,537	(5,480)	7,206	2,520

NET INCREASE (DECREASE) IN NET ASSETS	(5,516)	4,662	2,847	17,699	13,821	(8,520)	6,131	1,818

NET ASSETS

Beginning of Year	48,032	59,599	33,035	5,378	9,927	21,622	8,463	6,005

End of Year	$42,516	$64,261	$35,882	$23,077	$23,748	$13,102	$14,594	$7,823

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirty-five subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV. The assets in each of the first thirty-one Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets in each of the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the “Funds”). Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, which commenced operations in 2001. The Aggressive Growth Variable Account commenced operations on January 2, 2001, the Telecommunications Variable Account commenced operations on January 3, 2001, the Blue Chip, Financial Services, Health Sciences, Mid-Cap Growth, and Global Growth Variable Accounts commenced operations on January 4, 2001, the Technology Variable Account commenced operations on January 5, 2001, and the Capital Opportunities Variable Account commenced operations on January 12, 2001.

On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the “reorganization”). In connection with the reorganization a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2001, the Funds declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Mid-Cap Growth, Global Growth, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUNDS’ SHARES

The investment in the Funds’ shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account’s investments in the Funds as of December 31, 2001 were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip (1)	Aggressive Growth (1)	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total cost of investments at beginning of year			$28,766	$5,926	$306,981	$22,104	$7,665

Add: Total net proceeds from policy transactions	$24,185	$6,548	23,404	20,085	100,927	43,408	3,476

Reinvested distributions from the Funds:

(a) Net investment income	14		31	26	1,385	218

(b) Net realized gain					36,454

Sub-Total	24,199	6,548	52,201	26,037	445,747	65,730	11,141

Less: Cost of investments disposed during the year	334	587	33,055	4,122	168,610	33,063	5,703

Total cost of investments at end of year	23,865	5,961	19,146	21,915	277,137	32,667	5,438

Add: Unrealized appreciation (depreciation)	(2,055)	(447)	1,676	27	(42,193)	(387)	(1,381)

Total market value of investments at end of year	$21,810	$5,514	$20,822	$21,942	$234,944	$32,280	$4,057

	Financial Services (1)	Health Sciences (1)	Tech- nology (1)	Telecom- munications (1)	Multi- Strategy	Equity Income	Strategic Value

Total cost of investments at beginning of year					$156,374	$227,421	$890

Add: Total net proceeds from policy transactions	$3,122	$9,461	$7,204	$1,565	22,130	19,854	4,399

Reinvested distributions from the Funds:

(a) Net investment income	7			1	3,965	1,411	11

(b) Net realized gain					285	2,428

Sub-Total	3,129	9,461	7,204	1,566	182,754	251,114	5,300

Less: Cost of investments disposed during the year	438	3,592	3,301	834	18,258	22,118	1,876

Total cost of investments at end of year	2,691	5,869	3,903	732	164,496	228,996	3,424

Add: Unrealized appreciation (depreciation)	(6)	109		33	(7,865)	(33,637)	(132)

Total market value of investments at end of year	$2,685	$5,978	$3,903	$765	$156,631	$195,359	$3,292

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties (1)	Mid-Cap Growth (1)	Global Growth (1)

Total cost of investments at beginning of year	$488,298	$1,256	$21,488	$216,468

Add: Total net proceeds from policy transactions	79,311	1,550	55,055	52,652	$10,204	$14,481	$1,102

Reinvested distributions from the Funds:

(a) Net investment income	4,241	1	403	1,823	10

(b) Net realized gain	62,876		1,207	3,049

Sub-Total	634,726	2,807	78,153	273,992	10,214	14,481	1,102

Less: Cost of investments disposed during the year	53,454	766	10,339	56,829	937	8,868	103

Total cost of investments at end of year	581,272	2,041	67,814	217,163	9,277	5,613	999

Add: Unrealized appreciation (depreciation)	(235,246)	(151)	4,212	(46,935)	(774)	335	(32)

Total market value of investments at end of year	$346,026	$1,890	$72,026	$170,228	$8,503	$5,948	$967

	Equity Index	Small-Cap Index	REIT	Inflation Managed (2)	Managed Bond	Money Market	High Yield Bond

Total cost of investments at beginning of year	$395,037	$17,437	$12,201	$30,840	$164,249	$202,967	$46,893

Add: Total net proceeds from policy transactions	75,155	22,930	11,281	20,194	46,724	408,771	30,540

Reinvested distributions from the Funds:

(a) Net investment income	4,572	228	642	1,359	9,748	8,530	4,974

(b) Net realized gain	1,638	1,633	61

Sub-Total	476,402	42,228	24,185	52,393	220,721	620,268	82,407

Less: Cost of investments disposed during the year	24,831	4,719	4,139	10,703	17,998	392,380	22,556

Total cost of investments at end of year	451,571	37,509	20,046	41,690	202,723	227,888	59,851

Add: Unrealized appreciation (depreciation)	(25,051)	(1,672)	1,135	708	4,098	(215)	(5,705)

Total market value of investments at end of year	$426,520	$35,837	$21,181	$42,398	$206,821	$227,673	$54,146

(1)	Operations commenced during 2001 (See Note 1 to Financial Statements).
(2)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Equity	Aggressive Equity	Large-Cap Value	I	II	III	IV

Total cost of investments at beginning of year	$82,101	$42,926	$22,237	$23,185	$16,753	$18,615	$9,207
Add: Total net proceeds from policy transactions	25,312	7,926	62,927	10,021	5,959	28,643	6,511

Reinvested distributions from the Funds:

(a) Net investment income	27		433	1,172	13		495

(b) Net realized gain	3,803		1,403	48		139

Sub-Total	111,243	50,852	87,000	34,426	22,725	47,397	16,213

Less: Cost of investments disposed during the year	31,861	10,064	8,104	6,097	7,009	28,110	2,434

Total cost of investments at end of year	79,382	40,788	78,896	28,329	15,716	19,287	13,779

Add: Unrealized appreciation (depreciation)	(26,280)	(10,087)	(3,973)	(4,142)	(4,360)	653	(2,444)

Total market value of investments at end of year	$53,102	$30,701	$74,923	$24,187	$11,356	19,940	$11,335

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS Transactions in Separate Account units for the year ended December 31, 2001 were as follows (units in thousands):
	Variable Accounts

	Blue Chip (1)	Aggressive Growth (1)	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap	I-Net Tollkeeper

Total units outstanding at beginning of year			3,028	522	5,308	2,589	800

Increase (decrease) in units resulting from

policy transactions:

(a) Transfer of net premiums	442	122	784	251	734	1,163	266

(b) Transfers between variable accounts, net	2,591	617	(92)	1,378	(84)	2,045	(21)

(c) Transfers—policy charges and deductions	(161)	(40)	(284)	(71)	(376)	(382)	(114)

(d) Transfers—surrenders	(19)	(2)	(122)	(53)	(204)	(195)	(14)

(e) Transfers—other	(41)	(10)	(47)	(45)	(47)	(188)	(12)

Sub-Total	2,812	687	239	1,460	23	2,443	105

Total units outstanding at end of year	2,812	687	3,267	1,982	5,331	5,032	905

	Financial Services (1)	Health Sciences (1)	Tech- nology (1)	Telecom- munications (1)	Multi- Strategy	Equity Income	Strategic Value

Total units outstanding at beginning of year					4,239	4,665	90

Increase (decrease) in units resulting from

policy transactions:

(a) Transfer of net premiums	43	72	82	44	376	611	84

(b) Transfers between variable accounts, net	268	556	583	128	196	(261)	229

(c) Transfers—policy charges and deductions	(15)	(25)	(32)	(12)	(226)	(310)	(25)

(d) Transfers—surrenders	(2)	(2)	(3)	(1)	(262)	(149)	(3)

(e) Transfers—other	(1)	(2)	(2)		(48)	(71)	(2)

Sub-Total	293	599	628	159	36	(180)	283

Total units outstanding at end of year	293	599	628	159	4,275	4,485	373

	Growth LT	Focused 30	Mid-Cap Value	Inter- national Value	Capital Opportuni- ties (1)	Mid-Cap Growth (1)	Global Growth (1)

Total units outstanding at beginning of year	9,673	134	1,819	8,754

Increase (decrease) in units resulting from
policy transactions:

(a) Transfer of net premiums	1,829	71	780	1,440	171	142	16

(b) Transfers between variable accounts, net	(319)	88	2,864	(88)	1,012	654	109

(c) Transfers—policy charges and deductions	(812)	(26)	(281)	(621)	(62)	(32)	(5)

(d) Transfers—surrenders	(357)	(2)	(165)	(248)	(6)	(7)	(2)

(e) Transfers—other	(135)	(1)	(97)	(83)	(22)	(6)

Sub-Total	206	130	3,101	400	1,093	751	118

Total units outstanding at end of year	9,879	264	4,920	9,154	1,093	751	118

(1)	Operations commenced during 2001 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	Equity Index	Small-Cap Index	REIT	Inflation Managed (1)	Managed Bond	Money Market	High Yield Bond

Total units outstanding at beginning of year	9,728	1,429	998	1,209	6,071	10,749	1,581

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	1,984	331	288	243	722	15,396	275

(b) Transfers between variable accounts, net	46	1,563	386	253	859	(12,467)	344

(c) Transfers—policy charges and deductions	(783)	(138)	(106)	(91)	(335)	(1,112)	(123)

(d) Transfers—surrenders	(339)	(54)	(41)	(40)	(175)	(596)	(73)

(e) Transfers—other	(127)	(19)	(54)	(12)	(54)	(337)	(17)

Sub-Total	781	1,683	473	353	1,017	884	406

Total units outstanding at end of year	10,509	3,112	1,471	1,562	7,088	11,633	1,987

	Equity	Aggressive Equity	Large-Cap Value	I	II	III	IV

Total units outstanding at beginning of year	4,147	2,798	1,840	1,288	599	724	421

Increase (decrease) in units resulting from policy transactions:

(a) Transfer of net premiums	1,087	706	967	372	187	155	173

(b) Transfers between variable accounts, net	(249)	(182)	3,915	74	(45)	206	188

(c) Transfers—policy charges and deductions	(406)	(275)	(351)	(83)	(45)	(53)	(38)

(d) Transfers—surrenders	(118)	(99)	(102)	(69)	(14)	(25)	(26)

(e) Transfers—other	(81)	(55)	(70)	(78)	(3)	(8)	(17)

Sub-Total	233	95	4,359	216	80	275	280

Total units outstanding at end of year	4,380	2,893	6,199	1,504	679	999	701

(1)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

7.  FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the year ended December 31, 2001 were as follows:

Variable Accounts	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets	Total Returns (1)

Blue Chip (2)	$7.75	2,811,771	$21,799	0.12%	(21.39%)

Aggressive Growth (2)	8.02	687,433	5,514	0.00%	(18.82%)

Emerging Markets	6.37	3,266,714	20,822	0.16%	(9.32%)

Diversified Research	11.07	1,981,854	21,942	0.27%	(2.05%)

Small-Cap Equity	44.07	5,331,480	234,944	16.62%	(1.75%)

International Large-Cap	6.41	5,031,727	32,264	0.84%	(18.63%)

I-Net Tollkeeper	4.48	904,785	4,057	0.00%	(32.93%)

Financial Services (2)	9.17	292,594	2,685	0.49%	(7.97%)

Health Sciences (2)	9.98	598,921	5,978	0.00%	1.04%

Technology (2)	6.22	627,943	3,903	0.00%	(36.41%)

Telecommunications (2)	4.82	158,754	765	0.18%	(51.36%)

Multi-Strategy	36.64	4,275,164	156,631	2.68%	(0.79%)

Equity Income	43.56	4,485,299	195,359	1.88%	(7.87%)

Strategic Value	8.82	373,489	3,292	0.43%	(9.20%)

Growth LT	35.03	9,878,677	346,022	17.28%	(28.84%)

Focused 30	7.16	264,148	1,890	0.07%	(13.24%)

Mid-Cap Value	14.64	4,920,202	72,018	3.58%	13.93%

International Value	18.60	9,153,924	170,229	2.73%	(22.30%)

Capital Opportunities (2)	7.78	1,093,055	8,503	0.21%	(21.52%)

Mid-Cap Growth (2)	7.92	750,712	5,948	0.00%	(19.83%)

Global Growth (2)	8.21	117,688	967	0.00%	(17.57%)

Equity Index	40.58	10,509,402	426,521	1.46%	(11.18%)

Small-Cap Index	11.52	3,111,792	35,837	9.13%	2.78%

REIT	14.40	1,471,261	21,181	4.06%	8.79%

Inflation Managed (3)	27.14	1,561,993	42,395	3.63%	4.28%

Managed Bond	29.18	7,087,634	206,826	5.14%	6.65%

Money Market	19.57	11,632,924	227,674	3.70%	3.85%

High Yield Bond	27.25	1,987,170	54,147	9.89%	1.17%

Equity	12.12	4,379,878	53,102	6.78%	(20.84%)

Aggressive Equity	10.61	2,892,614	30,701	0.00%	(16.90%)

Large-Cap Value	12.08	6,199,163	74,915	3.85%	(3.04%)

I	16.08	1,503,806	24,187	5.27%	(12.77%)

II	16.71	679,453	11,356	0.11%	(22.46%)

III	19.96	999,083	19,940	0.84%	(0.36%)

IV	16.16	701,361	11,335	5.49%	(12.38%)

(1)
Total returns do not include deductions at the separate account or contract level for any mortality and expense risk charges, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(2)	Variable Accounts commenced operations during 2001 (See Note 1 to Financial Statements). The ratios of investment income to average daily net assets are annualized
(3)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors
Pacific Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III, and Variable Account IV) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended (as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001), and the statement of changes in net assets for each of the two years in the period then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for the year ended December 31, 2001 and for each of the periods from commencement of operations through December 31, 2000, and as to the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts, for each of the periods from commencement of operations through December 31, 2001). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 2001. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2001 and the results of their operations, financial highlights, and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

J-1

Annual Reports
as of December 31, 2001

•	Pacific Select Fund

•	Pacific Select Exec
Separate Account of
Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Client Services Department
700 Newport Center Drive
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-17463-12